Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses	22,000
Operating loss	(22,000)
Other income and (expense)	5,000
Loss from discontinued operations, net of tax	$ (17,000)